Credit Agreement, as amended (Details) - USD ($) $ in Millions	Feb. 29, 2016	Sep. 30, 2015	Sep. 29, 2015
Subsequent Event [Line Items]
Current borrowing capacity		$ 100	$ 20
Potential borrowing capacity, with accordian feature		$ 150
Subsequent Event [Member]
Subsequent Event [Line Items]
Current borrowing capacity	$ 150
Potential borrowing capacity, with accordian feature	$ 200